JPMorgan Active Small Cap Value ETF
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.7%
Aerospace & Defense — 1.6%
Cadre Holdings, Inc.	2,852	108,233
Moog, Inc., Class A	781	157,778
		266,011
Automobile Components — 0.7%
Patrick Industries, Inc.	890	126,709
Banks — 17.3%
BancFirst Corp.	1,591	167,453
Camden National Corp.	4,757	196,559
City Holding Co.	861	101,073
Columbia Banking System, Inc.	6,948	181,412
First Busey Corp.	7,695	200,224
First Commonwealth Financial Corp.	8,141	139,618
First Merchants Corp.	3,631	135,073
Heritage Commerce Corp.	11,712	115,715
Independent Bank Corp.	1,793	106,020
Independent Bank Corp.	6,553	218,543
Old National Bancorp	11,019	205,614
Premier Financial Corp.	6,402	150,319
Provident Financial Services, Inc.	8,252	153,157
QCR Holdings, Inc.	2,058	152,354
Simmons First National Corp., Class A	7,900	170,166
SouthState Corp.	2,627	255,292
TriCo Bancshares	2,955	126,031
WSFS Financial Corp.	3,296	168,063
		2,942,686
Beverages — 1.1%
Primo Water Corp.	7,222	182,355
Building Products — 4.1%
AZZ, Inc.	2,020	166,872
CSW Industrials, Inc.	470	172,203
Hayward Holdings, Inc. *	12,323	189,035
UFP Industries, Inc.	1,277	167,555
		695,665
Capital Markets — 3.3%
Donnelley Financial Solutions, Inc. *	2,736	180,111
Hamilton Lane, Inc., Class A	1,332	224,295
Virtus Investment Partners, Inc.	726	152,061
		556,467
Chemicals — 3.9%
Hawkins, Inc.	660	84,130
HB Fuller Co.	2,647	210,119
Innospec, Inc.	1,443	163,189
Quaker Chemical Corp.	429	72,282
Stepan Co.	1,711	132,175
		661,895

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — 0.6%
Aris Water Solutions, Inc., Class A	5,906	99,634
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	105	40,987
Containers & Packaging — 0.6%
Pactiv Evergreen, Inc.	8,749	100,701
Diversified Consumer Services — 0.7%
Graham Holdings Co., Class B	150	123,258
Diversified REITs — 0.9%
Essential Properties Realty Trust, Inc.	4,388	149,850
Diversified Telecommunication Services — 0.6%
Iridium Communications, Inc.	3,256	99,145
Electric Utilities — 1.0%
Portland General Electric Co.	3,648	174,739
Electronic Equipment, Instruments & Components — 3.8%
Insight Enterprises, Inc. *	399	85,941
Knowles Corp. *	7,177	129,401
Plexus Corp. *	809	110,598
ScanSource, Inc. *	1,752	84,149
TTM Technologies, Inc. *	6,538	119,318
Vishay Intertechnology, Inc.	6,381	120,665
		650,072
Energy Equipment & Services — 2.5%
Cactus, Inc., Class A	1,165	69,516
ChampionX Corp.	6,193	186,719
Noble Corp. plc	2,203	79,616
Weatherford International plc	976	82,882
		418,733
Financial Services — 2.4%
PennyMac Financial Services, Inc.	1,696	193,293
Radian Group, Inc.	6,382	221,392
		414,685
Food Products — 1.1%
Dole plc	5,672	92,397
Flowers Foods, Inc.	3,990	92,049
		184,446
Gas Utilities — 2.6%
Chesapeake Utilities Corp.	1,552	192,712
ONE Gas, Inc.	2,463	183,297
Southwest Gas Holdings, Inc.	890	65,646
		441,655
Ground Transportation — 1.0%
Marten Transport Ltd.	9,904	175,301

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — 0.9%
Inmode Ltd. *	4,402	74,614
Utah Medical Products, Inc.	1,234	82,567
		157,181
Health Care Providers & Services — 4.5%
Concentra Group Holdings Parent, Inc. *	4,077	91,162
Encompass Health Corp.	3,439	332,345
Ensign Group, Inc. (The)	1,331	191,424
Patterson Cos., Inc.	6,866	149,954
		764,885
Health Care REITs — 1.0%
CareTrust REIT, Inc.	5,775	178,217
Hotel & Resort REITs — 0.9%
RLJ Lodging Trust	6,794	62,369
Sunstone Hotel Investors, Inc.	9,220	95,150
		157,519
Hotels, Restaurants & Leisure — 0.7%
Bloomin' Brands, Inc.	3,000	49,590
Everi Holdings, Inc. *	5,466	71,823
		121,413
Household Durables — 2.4%
La-Z-Boy, Inc.	2,448	105,093
M/I Homes, Inc. *	1,110	190,209
Meritage Homes Corp.	529	108,482
		403,784
Industrial REITs — 1.3%
Plymouth Industrial REIT, Inc.	4,445	100,457
Terreno Realty Corp.	1,859	124,237
		224,694
Insurance — 3.1%
Safety Insurance Group, Inc.	2,633	215,327
Selective Insurance Group, Inc.	3,287	306,677
		522,004
Interactive Media & Services — 1.0%
IAC, Inc. *	3,166	170,394
IT Services — 0.7%
ASGN, Inc. *	1,225	114,207
Life Sciences Tools & Services — 0.3%
Fortrea Holdings, Inc. *	2,451	49,020
Machinery — 5.6%
Alamo Group, Inc.	734	132,216
Atmus Filtration Technologies, Inc.	3,142	117,919
Enpro, Inc.	682	110,607
Kadant, Inc.	516	174,408

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Mueller Industries, Inc.	2,260	167,466
Toro Co. (The)	1,051	91,153
Watts Water Technologies, Inc., Class A	796	164,923
		958,692
Media — 0.7%
John Wiley & Sons, Inc., Class A	2,366	114,160
Multi-Utilities — 0.9%
Unitil Corp.	2,603	157,690
Office REITs — 1.7%
COPT Defense Properties	4,800	145,584
Highwoods Properties, Inc.	4,488	150,393
		295,977
Oil, Gas & Consumable Fuels — 3.6%
Chord Energy Corp.	1,170	152,369
CNX Resources Corp. *	4,436	144,480
Magnolia Oil & Gas Corp., Class A	6,803	166,129
Matador Resources Co.	3,061	151,275
		614,253
Personal Care Products — 1.6%
Edgewell Personal Care Co.	3,667	133,259
Inter Parfums, Inc.	1,013	131,163
		264,422
Pharmaceuticals — 0.6%
Prestige Consumer Healthcare, Inc. *	1,430	103,103
Professional Services — 0.6%
Verra Mobility Corp. *	3,756	104,454
Residential REITs — 2.1%
American Homes 4 Rent, Class A	2,671	102,540
Centerspace	1,592	112,188
Independence Realty Trust, Inc.	6,986	143,213
		357,941
Retail REITs — 2.6%
Agree Realty Corp.	3,118	234,879
Kite Realty Group Trust	7,750	205,840
		440,719
Semiconductors & Semiconductor Equipment — 1.2%
Diodes, Inc. *	1,651	105,813
Synaptics, Inc. *	1,154	89,527
		195,340
Specialized REITs — 0.4%
Rayonier, Inc.	2,247	72,308

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — 1.8%
Group 1 Automotive, Inc.	586	224,462
Urban Outfitters, Inc. *	2,214	84,818
		309,280
Textiles, Apparel & Luxury Goods — 2.8%
Carter's, Inc.	1,751	113,780
Kontoor Brands, Inc.	2,353	192,428
Steven Madden Ltd.	3,554	174,111
		480,319
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	758	169,133
Beacon Roofing Supply, Inc. *	1,717	148,400
McGrath RentCorp	1,426	150,129
		467,662
Water Utilities — 0.9%
American States Water Co.	1,791	149,172
Total Common Stocks (Cost $14,617,362)		16,453,804
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b) (Cost $518,005)	518,005	518,005
Total Investments — 99.7% (Cost $15,135,367)		16,971,809
Other Assets Less Liabilities — 0.3%		51,524
NET ASSETS — 100.0%		17,023,333

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,971,809	$—	$—	$16,971,809

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	$—	$62,400	$62,400	$—	$—	$—	—	$9	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	308,189	882,624	672,808	—	—	518,005	518,005	6,564	—
Total	$308,189	$945,024	$735,208	$—	$—	$518,005		$6,573	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.